[LETTERHEAD OF CRAVATH, SWAINE & MOORE LLP]

August 4, 2006

OneBeacon Insurance Group, Ltd.

Ladies and Gentlemen:

        OneBeacon Insurance Group, Ltd. ("OneBeacon") is hereby filing via EDGAR its Registration Statement on Form S-1 relating to a proposed initial public offering of its common shares.

        Please contact Maggie Pisacane at (212) 474-1558, or the undersigned at (212) 474-1644, with any questions or comments you may have regarding this filing.

Very truly yours,
/s/ WILLIAM J. WHELAN, III
William J. Whelan, III

Division of Corporation Finance
    Securities and Exchange Commission
        450 Fifth Street, N.W.
            Washington, D.C. 20549

VIA EDGAR CORRESPONDENCE